CONVERITBLE REDEEMABLE PREFERRED SHARES (Details) - USD ($)							1 Months Ended	12 Months Ended
	Apr. 08, 2015	Feb. 29, 2012	Jul. 05, 2011	Jun. 08, 2011	May 25, 2011	Apr. 03, 2011	Jul. 05, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
IPO related costs								$ 0	$ 2,125,372	$ 874,628
Preferred Stocks, Outstanding [Roll Forward]
Beneficial conversion feature											$ 43,234,050
Preferred Shares [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Minimum qualified IPO proceeds to automatically convert shares to ordinary shares								$ 100,000,000
Preferred Stocks, Outstanding [Roll Forward]
Accretion for the Preferred Shares									$ 2,365,351	$ 40,814,509
Series A [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Percentage of common shares subscription price used to measure reduction of preferred shares subscription price								0.85%
Adjusted priced of preferred shares, as a percentage to additional ordinary shares issued								0.85%
Series A-1 Preferred Shares [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Convertible redeemable preferred shares, shares issued		$ 6,713,384				$ 5,489,604
Issuance price						$ 0.9108
Issuance cash proceeds						$ 5,000,000
IPO related costs						$ 18,072
Conversion price		$ 0.4097
Dividend rate								8.00%
Liquidation preference, as a percent to issue price								100.00%
Preferred Stocks, Outstanding [Roll Forward]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO	12,202,988
Series A-2 Preferred Shares [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Convertible redeemable preferred shares, shares issued		$ 70,690,413	$ 18,482,206	$ 2,053,580	$ 30,803,678
Issuance price			$ 0.9739	$ 0.9739	$ 0.9739
Issuance cash proceeds			$ 18,000,000	$ 2,000,000	$ 30,000,000
IPO related costs							$ 192,149
Dividend rate								8.00%
Liquidation preference, as a percent to issue price								100.00%
Preferred Stocks, Outstanding [Roll Forward]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO	122,029,877
Series B Preferred Shares [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Convertible redeemable preferred shares, shares issued		$ 30,507,471
Issuance price		$ 0.4097
Issuance cash proceeds		$ 12,500,000
IPO related costs		$ 31,153
Dividend rate								8.00%
Liquidation preference, as a percent to issue price								100.00%
Percentage of common shares subscription price used to measure reduction of preferred shares subscription price								0.85%
Adjusted priced of preferred shares, as a percentage to additional ordinary shares issued								0.85%
Conversion rate at end of year								1
Preferred Stocks, Outstanding [Roll Forward]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO	30,507,471